UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH & INCOME FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48489-0613                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
April 30, 2013 (unaudited)

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (97.2%)

            COMMON STOCKS (96.7%)

            CONSUMER DISCRETIONARY (12.2%)
            ------------------------------
            ADVERTISING (0.5%)
  513,795   Interpublic Group of Companies, Inc.                                             $   7,111
                                                                                             ---------
            APPAREL RETAIL (1.1%)
  170,700   Ascena Retail Group, Inc.*                                                           3,158
   79,785   Buckle, Inc.                                                                         3,873
  143,400   Chico's FAS, Inc.                                                                    2,620
   83,300   Ross Stores, Inc.                                                                    5,504
                                                                                             ---------
                                                                                                15,155
                                                                                             ---------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.9%)
   66,900   Adidas AG ADR                                                                        3,499
   28,400   Fossil, Inc.*                                                                        2,787
   81,400   Hanesbrands, Inc.*                                                                   4,083
   14,500   PVH Corp.                                                                            1,673
                                                                                             ---------
                                                                                                12,042
                                                                                             ---------
            AUTO PARTS & EQUIPMENT (0.3%)
   91,100   Delphi Automotive plc                                                                4,210
                                                                                             ---------
            AUTOMOBILE MANUFACTURERS (0.5%)
   66,000   Daimler AG ADR                                                                       3,637
   88,300   General Motors Co.*                                                                  2,723
                                                                                             ---------
                                                                                                 6,360
                                                                                             ---------
            AUTOMOTIVE RETAIL (0.2%)
    6,840   AutoZone, Inc.*                                                                      2,798
                                                                                             ---------
            BROADCASTING (0.6%)
  176,770   CBS Corp. "B"                                                                        8,093
                                                                                             ---------
            CABLE & SATELLITE (0.5%)
  171,100   Comcast Corp. "A"                                                                    7,066
                                                                                             ---------
            CASINOS & GAMING (0.4%)
  225,300   International Game Technology                                                        3,819
   34,100   Las Vegas Sands Corp.                                                                1,918
                                                                                             ---------
                                                                                                 5,737
                                                                                             ---------
            COMPUTER & ELECTRONICS RETAIL (0.2%)
   61,700   Rent-A-Center, Inc.                                                                  2,155
                                                                                             ---------
            EDUCATION SERVICES (0.3%)
  121,100   Grand Canyon Education, Inc.*                                                        3,097
   55,080   ITT Educational Services, Inc.*                                                      1,008
                                                                                             ---------
                                                                                                 4,105
                                                                                             ---------

================================================================================

1  | USAA Growth & Income Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            GENERAL MERCHANDISE STORES (1.5%)
   78,000   Dollar General Corp.*                                                            $   4,063
  172,015   Dollar Tree, Inc.*                                                                   8,181
   66,550   Family Dollar Stores, Inc.                                                           4,084
   54,600   Target Corp.                                                                         3,853
                                                                                             ---------
                                                                                                20,181
                                                                                             ---------
            HOME IMPROVEMENT RETAIL (1.1%)
  365,265   Lowe's Companies, Inc.                                                              14,033
                                                                                             ---------
            HOMEBUILDING (0.5%)
  237,100   D.R. Horton, Inc.                                                                    6,184
                                                                                             ---------
            HOMEFURNISHING RETAIL (0.5%)
  101,100   Bed Bath & Beyond, Inc.*                                                             6,956
                                                                                             ---------
            HOTELS, RESORTS & CRUISE LINES (2.1%)
  117,300   Carnival Corp.                                                                       4,048
   61,700   Hyatt Hotels Corp. "A"*                                                              2,633
  477,000   Royal Caribbean Cruises Ltd.                                                        17,425
   57,355   Starwood Hotels & Resorts Worldwide, Inc.                                            3,701
                                                                                             ---------
                                                                                                27,807
                                                                                             ---------
            INTERNET RETAIL (0.1%)
    5,100   Amazon.com, Inc.*                                                                    1,294
                                                                                             ---------
            LEISURE PRODUCTS (0.4%)
   43,800   Hasbro, Inc.                                                                         2,075
   57,875   Mattel, Inc.                                                                         2,642
                                                                                             ---------
                                                                                                 4,717
                                                                                             ---------
            MOTORCYCLE MANUFACTURERS (0.3%)
   66,700   Harley-Davidson, Inc.                                                                3,645
                                                                                             ---------
            SPECIALTY STORES (0.2%)
   38,100   PetSmart, Inc.                                                                       2,600
                                                                                             ---------
            Total Consumer Discretionary                                                       162,249
                                                                                             ---------
            CONSUMER STAPLES (9.2%)
            -----------------------
            BREWERS (0.6%)
   85,925   Anheuser-Busch InBev N.V. ADR                                                        8,216
                                                                                             ---------
            DRUG RETAIL (1.8%)
  216,900   CVS Caremark Corp.                                                                  12,619
  221,695   Walgreen Co.                                                                        10,976
                                                                                             ---------
                                                                                                23,595
                                                                                             ---------
            HOUSEHOLD PRODUCTS (1.0%)
  175,480   Procter & Gamble Co.                                                                13,472
                                                                                             ---------
            HYPERMARKETS & SUPER CENTERS (1.2%)
  204,820   Wal-Mart Stores, Inc.                                                               15,919
                                                                                             ---------
            PACKAGED FOODS & MEAT (1.4%)
  185,985   Green Mountain Coffee Roasters, Inc.*                                               10,676
  184,000   Unilever N.V.                                                                        7,816
                                                                                             ---------
                                                                                                18,492
                                                                                             ---------
            PERSONAL PRODUCTS (0.1%)
   51,000   Herbalife Ltd.                                                                       2,025
                                                                                             ---------
            SOFT DRINKS (1.1%)
  170,720   PepsiCo, Inc.                                                                       14,079
                                                                                             ---------
            TOBACCO (2.0%)
  366,630   Altria Group, Inc.                                                                  13,386
   10,200   Imperial Tobacco Group plc ADR                                                         735

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
  128,700   Philip Morris International, Inc.                                                $  12,302
                                                                                             ---------
                                                                                                26,423
                                                                                             ---------
            Total Consumer Staples                                                             122,221
                                                                                             ---------
            ENERGY (8.8%)
            -------------
            INTEGRATED OIL & GAS (4.1%)
  164,700   BP plc ADR                                                                           7,181
  199,530   Chevron Corp.                                                                       24,345
   86,700   Exxon Mobil Corp.                                                                    7,715
  171,600   Occidental Petroleum Corp.                                                          15,317
                                                                                             ---------
                                                                                                54,558
                                                                                             ---------
            OIL & GAS DRILLING (1.4%)
   83,200   Atwood Oceanics, Inc.*                                                               4,081
  123,525   Ensco plc "A"                                                                        7,125
  101,200   SeaDrill Ltd.                                                                        3,895
   63,500   Transocean Ltd.*                                                                     3,268
                                                                                             ---------
                                                                                                18,369
                                                                                             ---------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
   58,700   Cameron International Corp.*                                                         3,613
  124,800   Halliburton Co.                                                                      5,338
                                                                                             ---------
                                                                                                 8,951
                                                                                             ---------
            OIL & GAS EXPLORATION & PRODUCTION (2.2%)
  110,860   Anadarko Petroleum Corp.                                                             9,397
   65,900   ConocoPhillips                                                                       3,984
   21,600   Continental Resources, Inc.*                                                         1,726
  124,100   Marathon Oil Corp.                                                                   4,054
  111,500   Southwestern Energy Co.*                                                             4,172
  153,750   Whiting Petroleum Corp.*                                                             6,842
                                                                                             ---------
                                                                                                30,175
                                                                                             ---------
            OIL & GAS REFINING & MARKETING (0.4%)
   43,900   Phillips 66                                                                          2,676
   64,200   Valero Energy Corp.                                                                  2,588
                                                                                             ---------
                                                                                                 5,264
                                                                                             ---------
            Total Energy                                                                       117,317
                                                                                             ---------
            FINANCIALS (18.0%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (2.4%)
  136,350   Ameriprise Financial, Inc.                                                          10,162
   51,905   BlackRock, Inc.                                                                     13,833
   61,800   State Street Corp.                                                                   3,613
  115,390   Waddell & Reed Financial, Inc. "A"                                                   4,947
                                                                                             ---------
                                                                                                32,555
                                                                                             ---------
            CONSUMER FINANCE (2.2%)
   61,400   American Express Co.                                                                 4,200
  293,400   Capital One Financial Corp.                                                         16,953
   81,000   Discover Financial Services                                                          3,543
  254,320   SLM Corp.                                                                            5,252
                                                                                             ---------
                                                                                                29,948
                                                                                             ---------
            DIVERSIFIED BANKS (0.8%)
  274,150   Wells Fargo & Co.                                                                   10,412
                                                                                             ---------
            LIFE & HEALTH INSURANCE (1.4%)
  140,825   AFLAC, Inc.                                                                          7,667
  110,000   Lincoln National Corp.                                                               3,741
  170,200   MetLife, Inc.                                                                        6,636
                                                                                             ---------
                                                                                                18,044
                                                                                             ---------

================================================================================

3  | USAA Growth & Income Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (1.6%)
  522,535   American International Group, Inc.*                                              $  21,643
                                                                                             ---------
            OTHER DIVERSIFIED FINANCIAL SERVICES (4.9%)
  377,800   Bank of America Corp.                                                                4,651
  642,210   Citigroup, Inc.                                                                     29,965
  611,010   JPMorgan Chase & Co.                                                                29,946
                                                                                             ---------
                                                                                                64,562
                                                                                             ---------
            PROPERTY & CASUALTY INSURANCE (1.5%)
  330,412   Assured Guaranty Ltd.                                                                6,816
   27,300   Berkshire Hathaway, Inc. "B"*                                                        2,902
   15,200   Chubb Corp.                                                                          1,339
   61,300   Travelers Companies, Inc.                                                            5,236
  111,180   XL Group plc                                                                         3,462
                                                                                             ---------
                                                                                                19,755
                                                                                             ---------
            REGIONAL BANKS (2.6%)
  150,700   BB&T Corp.                                                                           4,637
  240,800   CIT Group, Inc.*                                                                    10,236
  225,300   Fifth Third Bancorp                                                                  3,837
  235,150   PNC Financial Services Group, Inc.                                                  15,962
                                                                                             ---------
                                                                                                34,672
                                                                                             ---------
            THRIFTS & MORTGAGE FINANCE (0.6%)
  291,100   New York Community Bancorp, Inc.                                                     3,945
  309,900   People's United Financial, Inc.                                                      4,078
                                                                                             ---------
                                                                                                 8,023
                                                                                             ---------
            Total Financials                                                                   239,614
                                                                                             ---------

            HEALTH CARE (13.7%)
            -------------------
            BIOTECHNOLOGY (1.6%)
   96,020   Amgen, Inc.                                                                         10,006
   14,000   Celgene Corp.*                                                                       1,653
  157,200   Gilead Sciences, Inc.*                                                               7,961
   29,300   Vertex Pharmaceuticals, Inc.*                                                        2,251
                                                                                             ---------
                                                                                                21,871
                                                                                             ---------
            HEALTH CARE DISTRIBUTORS (0.7%)
  206,600   Cardinal Health, Inc.                                                                9,136
                                                                                             ---------
            HEALTH CARE EQUIPMENT (1.5%)
   54,200   Baxter International, Inc.                                                           3,787
   96,155   Covidien plc                                                                         6,138
  103,000   Medtronic, Inc.                                                                      4,808
  117,320   St. Jude Medical, Inc.                                                               4,836
                                                                                             ---------
                                                                                                19,569
                                                                                             ---------
            HEALTH CARE SERVICES (0.5%)
   44,400   Express Scripts Holding Co.*                                                         2,636
   95,100   Omnicare, Inc.                                                                       4,162
                                                                                             ---------
                                                                                                 6,798
                                                                                             ---------
            LIFE SCIENCES TOOLS & SERVICES (0.7%)
  109,700   Thermo Fisher Scientific, Inc.                                                       8,851
                                                                                             ---------
            MANAGED HEALTH CARE (2.0%)
  208,695   CIGNA Corp.                                                                         13,809
  145,800   UnitedHealth Group, Inc.                                                             8,738
   54,328   WellPoint, Inc.                                                                      3,962
                                                                                             ---------
                                                                                                26,509
                                                                                             ---------
            PHARMACEUTICALS (6.7%)
  188,800   AbbVie, Inc.                                                                         8,694

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
  145,915   Eli Lilly and Co.                                                                $   8,081
  227,100   Johnson & Johnson                                                                   19,356
  368,055   Merck & Co., Inc.                                                                   17,298
1,098,856   Pfizer, Inc.                                                                        31,944
   69,400   Sanofi ADR                                                                           3,702
                                                                                             ---------
                                                                                                89,075
                                                                                             ---------
            Total Health Care                                                                  181,809
                                                                                             ---------

            INDUSTRIALS (12.1%)
            -------------------
            AEROSPACE & DEFENSE (1.6%)
   36,700   B/E Aerospace, Inc.*                                                                 2,303
   96,495   Honeywell International, Inc.                                                        7,096
   66,100   Raytheon Co.                                                                         4,057
   85,950   United Technologies Corp.                                                            7,846
                                                                                             ---------
                                                                                                21,302
                                                                                             ---------
            AIR FREIGHT & LOGISTICS (1.2%)
   60,500   Expeditors International of Washington, Inc.                                         2,174
   90,435   FedEx Corp.                                                                          8,502
   62,800   United Parcel Service, Inc. "B"                                                      5,390
                                                                                             ---------
                                                                                                16,066
                                                                                             ---------
            AIRLINES (0.3%)
  132,700   United Continental Holdings, Inc.*                                                   4,286
                                                                                             ---------
            BUILDING PRODUCTS (0.2%)
  140,000   Masco Corp.                                                                          2,722
                                                                                             ---------
            CONSTRUCTION & ENGINEERING (0.4%)
   86,830   Chicago Bridge & Iron Co. N.V.                                                       4,671
                                                                                             ---------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
  214,165   AGCO Corp.                                                                          11,404
   26,000   Caterpillar, Inc.                                                                    2,202
                                                                                             ---------
                                                                                                13,606
                                                                                             ---------
            ELECTRICAL COMPONENTS & EQUIPMENT (2.0%)
   89,441   Belden, Inc.                                                                         4,420
  296,125   Eaton Corp. plc                                                                     18,185
   66,600   Emerson Electric Co.                                                                 3,697
                                                                                             ---------
                                                                                                26,302
                                                                                             ---------
            INDUSTRIAL CONGLOMERATES (1.6%)
  107,200   Danaher Corp.                                                                        6,533
  668,275   General Electric Co.                                                                14,896
                                                                                             ---------
                                                                                                21,429
                                                                                             ---------
            INDUSTRIAL MACHINERY (1.4%)
   25,710   Flowserve Corp.                                                                      4,065
   41,300   Illinois Tool Works, Inc.                                                            2,666
   22,500   ITT Corp.                                                                              621
   73,200   Pentair Ltd.                                                                         3,978
   54,200   SPX Corp.                                                                            4,039
   49,900   Stanley Black & Decker, Inc.                                                         3,733
                                                                                             ---------
                                                                                                19,102
                                                                                             ---------
            MARINE PORTS & SERVICES (0.5%)
  222,300   Norwegian Cruise Line Holdings Ltd.*                                                 6,894
                                                                                             ---------
            RAILROADS (0.6%)
   63,800   Canadian Pacific Railway Ltd.                                                        7,951
                                                                                             ---------
            SECURITY & ALARM SERVICES (0.3%)
  129,900   Tyco International Ltd.                                                              4,172
                                                                                             ---------

================================================================================

5  | USAA Growth & Income Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            TRADING COMPANIES & DISTRIBUTORS (0.7%)
  122,520   WESCO International, Inc.*                                                       $   8,783
                                                                                             ---------
            TRUCKING (0.3%)
  176,000   Hertz Global Holdings, Inc.*                                                         4,238
                                                                                             ---------
            Total Industrials                                                                  161,524
                                                                                             ---------
            INFORMATION TECHNOLOGY (18.0%)
            ------------------------------
            APPLICATION SOFTWARE (0.6%)
  188,300   Adobe Systems, Inc.*                                                                 8,489
                                                                                             ---------
            COMMUNICATIONS EQUIPMENT (3.0%)
  844,750   Cisco Systems, Inc.                                                                 17,672
  205,100   JDS Uniphase Corp.*                                                                  2,769
  140,900   Motorola Solutions, Inc.                                                             8,059
  186,295   QUALCOMM, Inc.                                                                      11,480
                                                                                             ---------
                                                                                                39,980
                                                                                             ---------
            COMPUTER HARDWARE (2.4%)
   42,810   Apple, Inc.                                                                         18,954
  638,200   Hewlett-Packard Co.                                                                 13,147
                                                                                             ---------
                                                                                                32,101
                                                                                             ---------
            COMPUTER STORAGE & PERIPHERALS (1.1%)
  670,650   EMC Corp.*                                                                          15,043
                                                                                             ---------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   81,008   Global Payments, Inc.                                                                3,759
   37,500   WEX, Inc.*                                                                           2,842
                                                                                             ---------
                                                                                                 6,601
                                                                                             ---------
            ELECTRONIC MANUFACTURING SERVICES (0.3%)
  141,900   Molex, Inc.                                                                          3,912
                                                                                             ---------
            INTERNET SOFTWARE & SERVICES (3.4%)
   91,170   eBay, Inc.*                                                                          4,776
  281,000   Facebook, Inc. "A"*                                                                  7,801
   23,685   Google, Inc. "A"*                                                                   19,530
   74,570   IAC/InterActiveCorp.                                                                 3,510
  213,300   Web.com Group, Inc.*                                                                 3,711
  212,700   Yahoo! Inc.*                                                                         5,260
                                                                                             ---------
                                                                                                44,588
                                                                                             ---------
            IT CONSULTING & OTHER SERVICES (0.6%)
  341,347   iGATE Corp.*                                                                         5,697
   13,900   International Business Machines Corp.                                                2,815
                                                                                             ---------
                                                                                                 8,512
                                                                                             ---------
            SEMICONDUCTORS (2.6%)
  106,320   Analog Devices, Inc.                                                                 4,677
  115,400   Broadcom Corp. "A"                                                                   4,154
  224,100   Intel Corp.                                                                          5,367
   80,900   Maxim Integrated Products, Inc.                                                      2,502
  111,000   Microchip Technology, Inc.                                                           4,043
  233,900   NXP Semiconductors N.V.*                                                             6,444
  188,500   Texas Instruments, Inc.                                                              6,826
                                                                                             ---------
                                                                                                34,013
                                                                                             ---------
            SYSTEMS SOFTWARE (3.5%)
   92,500   CA, Inc.                                                                             2,495
  138,670   Check Point Software Technologies Ltd.*                                              6,465
  695,145   Microsoft Corp.                                                                     23,009

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES    SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
   433,085   Oracle Corp.                                                                 $     14,196
                                                                                          ------------
                                                                                                46,165
                                                                                          ------------
             Total Information Technology                                                      239,404
                                                                                          ------------
             MATERIALS (2.2%)
             ----------------
             DIVERSIFIED CHEMICALS (0.4%)
   103,100   E.I. du Pont de Nemours and Co.                                                     5,620
                                                                                          ------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    68,000   Monsanto Co.                                                                        7,264
                                                                                          ------------
             GOLD (0.4%)
   267,575   Barrick Gold Corp.                                                                  5,274
                                                                                          ------------
             PAPER PRODUCTS (0.5%)
   136,900   International Paper Co.                                                             6,431
                                                                                          ------------
             SPECIALTY CHEMICALS (0.3%)
    62,700   Rockwood Holdings, Inc.                                                             4,069
                                                                                          ------------
             Total Materials                                                                    28,658
                                                                                          ------------

             TELECOMMUNICATION SERVICES (1.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
   322,500   AT&T, Inc.                                                                         12,081
    70,500   Verizon Communications, Inc.                                                        3,801
                                                                                          ------------
                                                                                                15,882
                                                                                          ------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   110,900   Vodafone Group plc ADR                                                              3,392
                                                                                          ------------
             Total Telecommunication Services                                                   19,274
                                                                                          ------------
             UTILITIES (1.1%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
    54,230   NextEra Energy, Inc.                                                                4,448
    74,200   Xcel Energy, Inc.                                                                   2,359
                                                                                          ------------
                                                                                                 6,807
                                                                                          ------------
             GAS UTILITIES (0.1%)
    34,200   ONEOK, Inc.                                                                         1,757
                                                                                          ------------
             MULTI-UTILITIES (0.5%)
   115,600   CenterPoint Energy, Inc.                                                            2,853
   118,500   CMS Energy Corp.                                                                    3,548
                                                                                          ------------
                                                                                                 6,401
                                                                                          ------------
             Total Utilities                                                                    14,965
                                                                                          ------------
             Total Common Stocks (cost: $1,060,583)                                          1,287,035
                                                                                          ------------
             EXCHANGE-TRADED FUNDS (0.5%)
    31,500   MidCap SPDR Trust Series 1(cost: $4,862)                                            6,646
                                                                                          ------------
             Total Equity Securities (cost: $1,065,445)                                      1,293,681
                                                                                          ------------

             MONEY MARKET INSTRUMENTS (3.2%)

             MONEY MARKET FUNDS (3.2%)
42,614,765   State Street Institutional Liquid Reserve Fund, 0.11% (a)(cost: $42,615)           42,615
                                                                                          ------------

             TOTAL INVESTMENTS (COST: $1,108,060)                                         $  1,336,296
                                                                                          ============

================================================================================

7  | USAA Growth & Income Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE        INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $  1,287,035       $   --          $    --         $ 1,287,035
  Exchange-Traded Funds                        6,646           --               --               6,646
Money Market Instruments:
  Money Market Funds                          42,615           --               --              42,615
------------------------------------------------------------------------------------------------------
Total                                   $  1,336,296       $   --          $    --         $ 1,336,296
------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through April 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                   Portfolio of Investments |  8

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NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

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9  | USAA Growth & Income Fund

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The value of each security is determined (as of the close of trading on the New
York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

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                                         Notes to Portfolio of Investments |  10

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7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

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11  | USAA Growth & Income Fund

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D. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $235,136,000 and $6,900,000, respectively, resulting in net unrealized appreciation of $228,236,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,330,831,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.8% of net assets at April 30, 2013.

F. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2013.
*     Non-income-producing security.

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                                         Notes to Portfolio of Investments |  12



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.